Earnings Per Share (Tables)	12 Months Ended
Feb. 24, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]	EARNINGS PER SHARE
Earnings per share is computed using the two-class method. The two-class method determines earnings per share for each class of common stock and participating securities according to dividends or dividend equivalents and their respective participation rights in undistributed earnings. Participating securities represent restricted stock units in which the participants have non-forfeitable rights to dividend equivalents during the performance period. Diluted earnings per share includes the effects of certain performance units in which the participants have forfeitable rights to dividend equivalents during the performance period.

Computation of Earnings Per Share	Year Ended February 24, 2023
	Net Income	Basic Shares (in millions)	Diluted Shares (in millions)
Amounts used in calculating earnings per share	$35.3	117.1	117.5
Impact of participating securities	(1.3)	(4.3)	(4.3)
Amounts used in calculating earnings per share, excluding participating securities	$34.0	112.8	113.2

Earnings per share		$0.30	$0.30

Computation of Earnings Per Share	Year Ended February 25, 2022
	Net Income	Basic Shares (in millions)	Diluted Shares (in millions)
Amounts used in calculating earnings per share	$4.0	117.0	117.4
Impact of participating securities	(0.1)	(3.2)	(3.2)
Amounts used in calculating earnings per share, excluding participating securities	$3.9	113.8	114.2

Earnings per share		$0.03	$0.03

Computation of Earnings Per Share	Year Ended February 26, 2021
	Net Income	Basic Shares (in millions)	Diluted Shares (in millions)
Amounts used in calculating earnings per share	$26.1	117.5	117.8
Impact of participating securities	(0.6)	(2.6)	(2.6)
Amounts used in calculating earnings per share, excluding participating securities	$25.5	114.9	115.2

Earnings per share		$0.22	$0.22
There were no anti-dilutive performance units excluded from the computation of diluted earnings per share for the years ended February 24, 2023, February 25, 2022 and February 26, 2021.